EMPLOYEE BENEFIT PLANS, Changes in Plan Assets and Benefit Obligations Recognized Other Comprehensive Loss (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Loss [Abstract]
Current year actuarial loss	$ 112	$ 221	$ 13
Total recognized in other comprehensive loss	98	$ 192	$ 16
Pension Plan [Member]
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Loss [Abstract]
Current year actuarial loss	112
Amortization of actuarial loss	(9)
Amortization of prior service cost	(2)
Net settlement and curtailment gain	(4)
Other	2
Total recognized in other comprehensive loss	99
Net recognized in net periodic pension benefit and other comprehensive loss	$ 58